Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Comprehensive Income Abstract
Net income	$ 165,732	$ 199,667	$ 141,902
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plans	1,993	2,717	3,007
Gain (loss) from investments in equity instruments measured at fair value through other comprehensive income	9,996	(5,257)
Share of net other comprehensive income (loss) of companies accounted for at equity	(575)	(3,053)	128
Adjustments arising from translating financial statements from functional currency to presentation currency	(30,526)	(140,079)	10,343
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Foreign exchange differences on translation of foreign operations	26,209	67,508	(10,580)
Total other comprehensive income (loss), net of tax	7,097	(78,164)	2,898
Total Comprehensive income	172,829	121,503	144,800
Total comprehensive income attributable to:
Equity holders of the Company	71,375	40,177	56,048
Non-controlling interests	101,454	81,326	88,752
Total Comprehensive income	$ 172,829	$ 121,503	$ 144,800